Income Tax (Details) - Schedule of cumulative net operating loss	12 Months Ended
Dec. 31, 2008 USD ($)
Schedule of Cumulative Net Operating Loss [Abstract]
Cumulative net operating loss amount	$ 18,366,570
Earliest year of expiration if not utilized	2023 years